Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share
Earnings per share
—
Note 20
Earnings per share
Basic earnings per share is calculated

by dividing income by the weighted
‑
average number of shares
outstanding during the year. Diluted earnings

per share is calculated by dividing

income by the
weighted
‑
average number of shares outstanding

during the year, assuming that all potentially

dilutive
securities were exercised, if dilutive.

Potentially dilutive securities

comprise outstanding written

call options
and outstanding options and

shares granted subject to

certain conditions under the Company’s

share
‑
based
payment arrangements. In 2022 and

2020, outstanding securities

representing a maximum of
2

million and
79

million shares, respectively, were excluded from the

calculation of diluted earnings

per share as their
inclusion would have been

antidilutive.
No ne were excluded in 2021.
Basic earnings per share:
($ in millions, except per

share data in $)
2022 2021 2020
Amounts attributable to

ABB shareholders:
Income from continuing

operations, net of

tax

2,517 4,625 294
Income (loss) from discontinued

operations, net of

tax

(42) (79) 4,852
Net income

2,475 4,546 5,146
Weighted-average number

of shares outstanding

(in millions)
1,899 2,001 2,111
Basic earnings per share

attributable to ABB

shareholders:
Income from continuing

operations, net of

tax

1.33 2.31 0.14
Income (loss) from discontinued

operations, net of

tax

(0.02) (0.04) 2.30
Net income

1.30 2.27 2.44
Diluted earnings per share:
($ in millions, except per

share data in $)
2022 2021 2020
Amounts attributable to

ABB shareholders:
Income from continuing

operations, net of

tax

2,517 4,625 294
Income (loss) from discontinued

operations, net of

tax

(42) (79) 4,852
Net income

2,475 4,546 5,146
Weighted-average number

of shares outstanding

(in millions)

1,899 2,001 2,111
Effect of dilutive securities:
Call options and shares

11 18 8
Adjusted weighted-average

number of shares

outstanding (in millions)
1,910 2,019 2,119
Diluted earnings per share

attributable to ABB

shareholders:
Income from continuing

operations, net of

tax

1.32 2.29 0.14
Income (loss) from discontinued

operations, net of

tax

(0.02) (0.04) 2.29
Net income

1.30 2.25 2.43